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                           SAFECO COMMON STOCK TRUST
                           SAFECO TAXABLE BOND TRUST
                           SAFECO MANAGED BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST
                           SAFECO MONEY MARKET TRUST

                   SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS
                              DATED APRIL 30, 1998
                       SUPPLEMENT DATED NOVEMBER 30, 1998

Effective December 1, 1998, the new mailing addresses for the Class A and Class B shares of the SAFECO Mutual Funds will be as follows:

                                MAILING ADDRESS:

                              SAFECO Mutual Funds
                                Class A&B Shares
                                    c/o NFDS
                                P. O. Box 419241
                           Kansas City, MO 64141-6241

                            EXPRESS/OVERNIGHT MAIL:

                              SAFECO Mutual Funds
                                Class A&B Shares
                                    c/o NFDS
                               330 W. 9th Street
                             Kansas City, MO 64105

GMF 4190 12/98